Segments and Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 27,427	$ 25,599	$ 27,601
Gross profit	5,315	5,137	5,045
Assets related to segment	18,144	16,825	5,046
Operating Segments [Member] | RFID and Mobile Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	12,197	9,270	11,328
Gross profit	2,888	2,608	2,868
Assets related to segment	5,308	4,753	4,600
Operating Segments [Member] | Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	15,291	16,336	16,317
Gross profit	2,427	2,529	2,177
Assets related to segment	120	159	447
Operating Segments [Member] | Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(61)	(7)	(44)
Gross profit
Assets related to segment